Finance Costs - Schedule of Finance Costs (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Finance Costs [Abstract]
Interest Expense – Short-Term Borrowings and Long-Term Debt	$ 478	$ 557		$ 392
Net Premium (Discount) on Redemption of Long-Term Debt	(29)	121		(25)
Interest Expense – Lease Liabilities (Note 27)	163	171		87
Unwinding of Discount on Decommissioning Liabilities (Note 29)	176	199		57
Other	37	34		25
Total finance costs excluding capitalized interest	825	1,082		536
Capitalized Interest	(5)	0		0
Finance Costs	$ 820	$ 1,082	[1]	$ 536	[1]

[1]	See Note 3X for revisions to prior period results.